Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Jun. 20, 2024	May 31, 2024	May 09, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 04, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 30, 2023	Sep. 30, 2023	Sep. 18, 2023	Sep. 13, 2023
Defiance R2000 Enhanced Options Income ETF
Account Value [Line Items]
Account Value	$ 11,797	$ 12,041	$ 11,478		$ 11,411		$ 10,915	$ 11,347		$ 10,923	$ 10,746	$ 11,037	$ 10,489		$ 10,000
Defiance Nasdaq 100 Enhanced Options Income ETF
Account Value [Line Items]
Account Value	11,589	11,592	11,816		11,309		10,757	11,188		11,107	10,842	10,770	10,315	$ 9,728		$ 9,813		$ 10,000
Defiance S&P 500 Enhanced Options Income ETF
Account Value [Line Items]
Account Value	11,525	11,462	11,504		11,109		10,742	11,057		10,870	10,646	10,564	10,223	9,719		9,787	$ 10,000
Defiance S&P 500 Income Target ETF
Account Value [Line Items]
Account Value	10,917	10,682	10,603		10,296		9,840	10,174	$ 10,000
Defiance Nasdaq 100 Income Target ETF
Account Value [Line Items]
Account Value	9,772	9,659	9,931	$ 10,000
Defiance Oil Enhanced Options Income ETF
Account Value [Line Items]
Account Value	9,657	10,058	10,287		9,951	$ 10,000
Defiance R2000 Enhanced Options & 0DTE Income ETF - at Market [Member]
Account Value [Line Items]
Account Value	11,879	12,050	11,465		11,412		10,958	11,376		10,939	10,846	11,097	10,492		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	13,726	13,401	13,240		12,781		12,177	12,696		12,300	11,677	11,484	10,985		$ 10,065
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF - at Market [Member]
Account Value [Line Items]
Account Value	11,628	11,599	11,819		11,321		10,785	11,195		11,117	10,849	10,794	10,323	9,742		9,830		10,000
S&P 500 Total Return Index 1
Account Value [Line Items]
Account Value	12,823	12,519	12,369		11,940		11,376	11,861		11,491	10,909	10,728	10,262	9,403		9,605		$ 10,000
Defiance S&P 500 Enhanced Options & 0DTE Income ETF - at Market [Member]
Account Value [Line Items]
Account Value	11,525	11,427	11,480		11,102		10,755	11,042		10,879	10,647	10,582	10,235	9,738		9,840	10,000
S&P 500 Total Return Index 2
Account Value [Line Items]
Account Value	12,859	12,554	12,403		11,974		11,408	11,894		$ 11,523	$ 10,939	$ 10,758	$ 10,291	$ 9,430		$ 9,632	$ 10,000
Defiance S&P 500 Income Target ETF - at Market [Member]
Account Value [Line Items]
Account Value	10,699	10,475	10,400		10,103		9,665	10,000	10,000
S&P 500 Total Return Index 3
Account Value [Line Items]
Account Value	11,083	10,820	10,690		10,320		$ 9,832	$ 10,251	$ 10,000
Defiance Nasdaq 100 Income Target ETF - at Market [Member]
Account Value [Line Items]
Account Value	9,803	9,681	9,955	10,000
S&P 500 Total Return Index 4
Account Value [Line Items]
Account Value	10,346	10,101	9,979	$ 10,000
Defiance Oil Enhanced Options Income ETF - at Market [Member]
Account Value [Line Items]
Account Value	9,673	10,078	10,302		9,970	10,000
S&P 500 Total Return Index 5
Account Value [Line Items]
Account Value	$ 10,882	$ 10,625	$ 10,497		$ 10,133	$ 10,000